Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$113,567,277.80	0.3628348	$88,250,008.46	0.2819489	$25,317,269.34
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$596,567,277.80	0.5965673	$571,250,008.46	0.5712500	$25,317,269.34

Weighted Avg. Coupon (WAC)	4.52%		4.51%
Weighted Avg. Remaining Maturity (WARM)	45.86		44.93
Pool Receivables Balance	$644,597,028.72		$618,067,058.40
Remaining Number of Receivables	47,172		46,241

Adjusted Pool Balance	$616,769,637.20		$591,452,367.86

III. COLLECTIONS

Principal:
Principal Collections	$25,548,120.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$627,580.93
Total Principal Collections	$26,175,701.89

Interest:
Interest Collections	$2,493,469.78
Late Fees & Other Charges	$43,821.34
Interest on Repurchase Principal	$-
Total Interest Collections	$2,537,291.12

Collection Account Interest	$3,411.46
Reserve Account Interest	$702.14
Servicer Advances	$-

Total Collections	$28,717,106.61

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$28,717,106.61
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$33,767,696.46

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$537,164.19		$537,164.19	$537,164.19
Collection Account Interest					$3,411.46
Late Fees & Other Charges					$43,821.34
Total due to Servicer					$584,396.99

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$55,837.24		$5 5,837.24
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$447,222.66		$447,222.66	$447,222.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$27,461,006.04

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,317,269.34

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$25,317,269.34
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,317,269.34		$25,317,269.34
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,317,269.34		$25,317,269.34

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,143,736.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,827,391.52
Beginning Period Amount	$27,827,391.52
Current Period Amortization	$1,212,700.98
Ending Period Required Amount	$26,614,690.54
Ending Period Amount	$26,614,690.54
Next Distribution Date Amount	$25,429,878.81

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$5,050,589.85
Beginning Period Amount				$5,050,589.85
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$5,050,589.85
Ending Period Amount				$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		3.28%	3.42%	3.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.71%	45,645	98.51%	$608,866,075.45
30 - 60 Days	1.01%	467	1.19%	$7,338,159.70
61 - 90 Days	0.23%	105	0.25%	$1,516,953.27
91 + Days	0.05%	24	0.06%	$345,869.98
		46,241		$618,067,058.40
Total
Delinquent Receivables 61 + days past due	0.28%	129	0.30%	$1,862,823.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	137	0.32%	$2,084,254.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	117	0.28%	$1,864,358.67
Three-Month Average Delinquency Ratio	0.27%		0.30%

Repossession in Current Period		37		$522,098.63
Repossession Inventory		54		$329,220.37

Charge-Offs
Gross Principal of Charge-Off for Current Period				$981,849.36
Recoveries				$(627,580.93)
Net Charge-offs for Current Period				$354,268.43

Beginning Pool Balance for Current Period				$644,597,028.72

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.30%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.43%

Cumulative Net Losses for All Periods				$4,027,438.35
Cumulative Net Losses as a % of Initial Pool Balance				0.38%

Principal Balance of Extensions				$2,921,136.10
Number of Extensions				177

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